Investments - Company's Combined Proportionate Share of Major Components of Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Current assets	$ 12,525	$ 13,502
Current liabilities	10,998	10,401
Net income	641	1,553
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,266	1,825
Non-current assets	1,866	1,838
Current liabilities	1,555	1,269
Long-term liabilities	715	450
Sales	4,447	3,303
Cost of goods sold & expenses	4,363	3,156
Net income	$ 84	$ 147